Transactions with Related Parties (Tables)	6 Months Ended
Sep. 30, 2025
Transactions with Related Parties [Abstract]
Schedule of Key Management Personnel	Key management personnel include the Company’s executive officers and Board of Directors.
Key Management Personnel	September 30, 2024	September 30, 2023
Short term benefits	469,346	448,016
Share based compensation	22,996	-
Total	492,342	448,016